Severance Indemnities and Pension Plans (Contributed to Plan Assets and Expected to Contribute for Remainder of Fiscal Year) (Detail) ¥ in Billions	6 Months Ended
Sep. 30, 2016 JPY (¥)
Domestic Subsidiaries, Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
For the six months ended September 30, 2016	¥ 27.0
For the remainder of the fiscal year ending March 31, 2017	27.1
Foreign Offices and Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
For the six months ended September 30, 2016	16.9
For the remainder of the fiscal year ending March 31, 2017	1.2
Foreign Offices and Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
For the six months ended September 30, 2016	0.5
For the remainder of the fiscal year ending March 31, 2017	¥ 0.5